Note 12 - Benefit Plans (Details) - Net Funded Status (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Note 12 - Benefit Plans (Details) - Net Funded Status [Line Items]
Actuarial loss (gain)	$ (15)	$ (14)	$ (28)	$ (16)
Directors Retirement Plan [Member]
Note 12 - Benefit Plans (Details) - Net Funded Status [Line Items]
Accumulated benefit obligation – ending	1,416		1,356	1,231
Projected benefit obligation – beginning	1,454	1,380	1,380	1,340
Service cost	11	11	22	17
Interest cost	32	33	67	56
Actuarial loss (gain)	71		19	(10)
Benefit payments	(17)		(34)	(23)
Funded status at end of year (included in other liabilities)	1,436		1,454	1,380
Assumptions:
Discount rate	4.00%		4.50%	5.00%
Rate of compensation increase	3.00%		3.00%	3.00%
Plan Amendments	(115)
Projected benefit obligation – beginning	1,436		1,454	1,380
Employer contribution	17		34	23
Executive Incentive Retirement Plan [Member]
Note 12 - Benefit Plans (Details) - Net Funded Status [Line Items]
Accumulated benefit obligation – ending	592		459	442
Projected benefit obligation – beginning	459	442	442	472
Service cost	18	20	39	47
Interest cost	10	11	22	20
Actuarial loss (gain)	105		(22)	(76)
Benefit payments			(22)	(21)
Assumptions:
Discount rate	4.00%		4.50%	5.00%
Projected benefit obligation – beginning	$ 592		$ 459	$ 442